Annual Notice of Securities Sold Pursuant to Rule 24f-2

        U.S. SECURITIES AND EXCHANGE COMMISSION

                  Washington DC 20549

                      FORM 24F-2

           Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
                 please print or type.

1.   Name and address of issuer:

          First Fortis Life Insurance Company

2. Name of each series or class of funds for which this notice is filed:

          Separate Account A

3.   Investment Company Act File Number:     811-8154

     Securities Act File Number:             33-71690

4. Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

          N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
     A.6):

          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
     24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          0

9. Number and aggregate sale price of securities sold during the fiscal year:

          0


10. Number and aggregate sale price of securities sold during the fiscal year pursuant to rule 24f-2:

          0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):

          0

12. (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
     Item 10):

          0

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

          0

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

          0

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24f-2 (if applicable):

          0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule
     24f-2 [line (i) plus line (ii) less line (iii) plus line (iv)] (if applicable):

          0

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

          1/2900

     (vii) Fee due [line (i) or Line (v) multiplied by line (vi)]

          0

Instruction: Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CRF 202.3a).

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)

          _________/s/____________________________
          Leanne F. Hughes, Assistant Treasurer


Date:     February 28, 1996